SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Mar. 31, 2022
SHARE-BASED PAYMENTS
Schedule of the options outstanding

March 31, 2022

			Weighted
		Range of	Average
	Options	Exercise Price	Exercise Price
	#	$	$
Balance, April 1, 2021	5,150,798	0.50-8.25	2.29
Stock Option Plan – Granted	2,071,286	1.65– 7.74	6.08
Stock Option Plan – Forfeit	(743,378)	0.50-8.00	3.94
Stock Option Plan – Exercised	(422,166)	0.50-2.68	0.70
Balance, March 31, 2022	6,056,540	0.50-8.25	3.49

March 31, 2021

			Weighted
		Range of	Average
	Options	Exercise Price	Exercise Price
	#	$	$
Balance, April 1, 2020	11,377,706	0.00001-0.50	0.10
Stock Option Plan – Granted	3,160,193	0.50-8.25	3.47
Stock Option Plan – Forfeit	(168,334)	0.50-2.00	0.89
Stock Option Plan – Exercised	(9,218,767)	0.00001-2.00	0.02
Balance, March 31, 2021	5,150,798	0.50-8.25	2.29

Schedule of weighted average of option model inputs and fair value for options granted

March 31, 2022

		Exercise	Risk-free		Volatility	Fair Value
Options	Share Price	Price	Interest Rate	Expected Life	Factor	per Option
#	$	$	%	(years)%		$
2,071,286	6.08	6.08	1.4	9	103	5.18

March 31, 2021

		Exercise	Risk-free		Volatility	Fair Value
Options	Share Price	Price	Interest Rate	Expected Life	Factor	per Option
#	$	$	%	(years)%		$
3,160,193	3.47	3.47	0.8	9	110	3.01

Schedule of outstanding and exercisable options held by directors, officers, employees and consultants

March 31, 2022

			Weighted
Exercise Price		Remaining	Average		Weighted Average
Range	Options	Contractual Life	Exercise Price	Vested Options	Exercise Price
$	#	(years)	$	#	$
0.50	2,239,617	7	0.50	1,024,464	0.50
1.65 - 2.35	832,569	8	2.00	361,697	2.00
2.55 - 3.83	50,000	6	2.87	8,332	2.68
3.83 - 5.75	1,266,747	8	5.15	243,838	4.92
5.75 - 8.25	1,667,607	8	7.01	141,679	8.03
0.5 - 8.25	6,056,540	8	3.49	1,780,010	2.02

March 31, 2021

		Outstanding		Exercisable
			Weighted		Weighted
Exercise Price		Remaining	Average		Average
Range	Options	Contractual Life	Exercise Price	Vested Options	Exercise Price
$	#	(years)	$	#	$
0.50	2,778,806	8	0.50	637,736	0.50
2.00	918,673	8	2.00	143,339	2.00
2.01 – 3.83	65,000	9	2.68	—	—
3.84 – 5.75	942,497	9	5.03	4,166	5.01
5.76 – 8.25	445,822	9	8.19	—	—
0.50 – 8.25	5,150,798	9	2.29	785,241	0.80

Schedule of stock-based compensation expense

Summary of Stock-based Compensation

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Stock option compensation expense - Stock Option Plan	7,042,974	1,275,457
Stock option compensation expense - Long Term Incentive Options	—	241,524
Stock-based compensation expense – Jamaica Facility Shares	122,637	1,526,438
Stock-based compensation expense	7,165,611	3,043,419

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Stock option compensation expense - General and administration	5,865,971	1,293,037
Stock option compensation expense - Patient service expense	512,956	93,414
Stock option compensation expense - Research and development	672,280	1,598,231
Stock option compensation expense - Sales and marketing	114,404	58,737
Stock-based compensation expense	7,165,611	3,043,419